Filed with the Securities and Exchange Commission on September 14, 2012

1933 Act Registration File No. 333-33302
1940 Act File No. 811-09871

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 39	☒

CULLEN FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue
New York, NY 10022
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 843-0506

Brooks Cullen
645 Fifth Avenue
New York, NY 10022
(Name and Address of Agent for Service)

Copies of all communications to:
Carla Teodoro, Esq.
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

_X_ immediately upon filing pursuant to paragraph (b)

___ on _______________ pursuant to paragraph (b)(1)(iii)

___ 60 days after filing pursuant to paragraph (a) (i)

___ on _______________ pursuant to paragraph (a) (i)

___ 75 days after filing pursuant to paragraph (a)(ii)

___ on August 31, 2012 pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box.

[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 14th day of September, 2012.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on the 14th day of September, 2012 by the following persons in the capacities indicated.

Signature	Title	Date

/s/ James P. Cullen	Trustee and President	September 14, 2012
James P. Cullen

/s/ Stephen G. Fredericks*	Independent Trustee	September 14, 2012
Stephen G. Fredericks

/s/ Robert J. Garry*	Independent Trustee	September 14, 2012
Robert J. Garry

/s/ Daniel J. Campbell*	Independent Trustee	September 14, 2012
Daniel J. Campbell

/s/ Jeffrey T. Battaglia*	Treasurer and Principal	September 14, 2012
Jeffrey T. Battaglia	Accounting Officer

*By:	/s/ James P. Cullen
James P. Cullen
Attorney in Fact

EXHIBIT LIST

Exhibit No.	Description

EX-101.INSC	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase